Concentration of Sales and Credit Risk - Additional Information (Detail) $ in Millions	12 Months Ended
	Jun. 27, 2015 USD ($) Customer	Jun. 28, 2014 Customer	Jun. 29, 2013 Customer
Concentration Risk [Line Items]
Trade accounts receivable | $	$ 842.7
Accounts receivable, and other receivables due | $	$ 90.9
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, number of customers | Customer	1	0	0
Concentration risk percentage	10.80%	10.00%	10.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, number of customers | Customer	0	0	0
Concentration risk percentage	10.00%	10.00%	10.00%